Insurance business - Present value of future undiscounted cash flows (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	$ 108,878	$ 98,895
Remaining contractual service margin	11,415	9,670
Up to 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(1,344)	(4,354)
Remaining contractual service margin	1,089	951
Due over 1 year but not more than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(183)	(1,121)
Remaining contractual service margin	961	753
Two to three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	1,974	575
Remaining contractual service margin	867	694
Three to four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	2,423	1,404
Remaining contractual service margin	796	638
Four to five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,299	1,723
Remaining contractual service margin	727	589
5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	11,731	9,757
Remaining contractual service margin	2,738	2,311
10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	23,453	30,290
Remaining contractual service margin	2,768	2,392
Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	67,525	60,621
Remaining contractual service margin	1,469	1,342
Life direct participating and investment DPF contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	105,862	95,797
Remaining contractual service margin	10,614	8,984
Life direct participating and investment DPF contracts | Up to 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(2,620)	(5,049)
Remaining contractual service margin	917	757
Life direct participating and investment DPF contracts | Due over 1 year but not more than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(545)	(1,891)
Remaining contractual service margin	848	689
Life direct participating and investment DPF contracts | Two to three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	2,321	180
Remaining contractual service margin	783	638
Life direct participating and investment DPF contracts | Three to four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	2,419	1,417
Remaining contractual service margin	722	590
Life direct participating and investment DPF contracts | Four to five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,344	1,685
Remaining contractual service margin	666	547
Life direct participating and investment DPF contracts | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	11,695	9,585
Remaining contractual service margin	2,597	2,177
Life direct participating and investment DPF contracts | 10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	23,351	30,108
Remaining contractual service margin	2,653	2,293
Life direct participating and investment DPF contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	65,897	59,762
Remaining contractual service margin	1,428	1,293
Life other contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	3,016	3,098
Remaining contractual service margin	801	686
Life other contracts | Up to 1 year
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	1,276	695
Remaining contractual service margin	172	194
Life other contracts | Due over 1 year but not more than 2 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	362	770
Remaining contractual service margin	113	64
Life other contracts | Two to three years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(347)	395
Remaining contractual service margin	84	56
Life other contracts | Three to four years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	4	(13)
Remaining contractual service margin	74	48
Life other contracts | Four to five years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	(45)	38
Remaining contractual service margin	61	42
Life other contracts | 5 to 10 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	36	172
Remaining contractual service margin	141	134
Life other contracts | 10–20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	102	182
Remaining contractual service margin	115	99
Life other contracts | Over 20 years
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Insurance liability future cash flows	1,628	859
Remaining contractual service margin	$ 41	$ 49